NATIONWIDE®

VARIABLE

ACCOUNT-14

Annual Report

to

Contract Owners

December 31, 2007

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

VAX–0103AO–12/07

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:

Investments at fair value:

AIM VIF – Capital Development Fund – Series I (AIMCapDev) 289 shares (cost $5,168)	$5,447

AllianceBernstein VPS – Growth and Income Portfolio – Class A (AlVGrIncA) 8,916 shares (cost $205,958)	239,126

American Century VP – International Fund – Class I (ACVPInt) 3,677 shares (cost $22,115)	43,610

American Century VP – International Fund – Class III (ACVPInt3) 1,000 shares (cost $6,588)	11,858

American Century VP – Ultra® Fund – Class I (ACVPUltra) 21,398 shares (cost $201,812)	259,989

American Century VP – Value Fund – Class I (ACVPVal) 1,143 shares (cost $9,701)	8,535

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 4,124 shares (cost $64,239)	72,754

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 19,779 shares (cost $597,142)	739,730

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp) 15,133 shares (cost $561,955)	678,883

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal) 645 shares (cost $8,843)	11,243

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 1,070 shares (cost $12,073)	12,135

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 12,775 shares (cost $302,112)	304,304

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 1,701 shares (cost $52,992)	76,533

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 228 shares (cost $4,984)	5,737

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 25,240 shares (cost $748,859)	701,664

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 261 shares (cost $3,171)	3,304

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 861 shares (cost $27,193)	30,981

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2) 1,448 shares (cost $17,406)	29,323

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3) 2,659 shares (cost $39,443)	53,656

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2) 323 shares (cost $5,981)	5,530

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Goldman Sachs VIT Mid Cap Value Fund (GSVTMdCpV) 11,184 shares (cost $176,752)	$156,803

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal) 2,367 shares (cost $64,263)	73,572

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2) 277 shares (cost $10,598)	17,972

Lincoln VIP – Baron Growth Opportunities Funds – Service Class (LincGroOp) 3,146 shares (cost $82,816)	94,194

Lord Abbett Series Fund, Inc. – Mid-Cap Value Portfolio – Class VC (LrdMidCapV) 41 shares (cost $884)	777

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3) 1,543 shares (cost $24,383)	34,845

Nationwide VIT – Gartmore Global Utilities Fund – Class III (NVITGlUtl3) 3,690 shares (cost $42,241)	45,384

Nationwide VIT – Global Financial Services Fund – Class III (NVITGlFin3) 1,970 shares (cost $26,454)	21,449

Nationwide VIT – International Value Fund – Class VI (NVITIntVal6) 1,908 shares (cost $33,263)	33,156

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2) 59 shares (cost $768)	808

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 24,696 shares (cost $275,256)	307,216

Nationwide VIT – Money Market Fund – Class V (NVITMyMkt5) 28,782 shares (cost $28,782)	28,782

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I (NVITSmCapGr) 2,840 shares (cost $36,994)	51,141

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal) 5,496 shares (cost $62,842)	54,303

Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp) 34 shares (cost $822)	757

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt) 2,535 shares (cost $33,524)	34,495

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3) 130 shares (cost $4,456)	4,772

PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAst) 822 shares (cost $9,688)	9,635

PIMCO VIT – Low Duration Portfolio – Administrative Shares (PVITLowDur) 41,264 shares (cost $424,425)	425,016

PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet) 1,495 shares (cost $18,977)	18,796

PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet) 105,966 shares (cost $1,099,193)	1,111,581

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares (PioVHiYield) 198 shares (cost $2,098)	2,185

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Royce Capital Fund – Micro-Cap Portfolio (RCFMicroCap) 3,743 shares (cost $50,067)	$50,422

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 1,077 shares (cost $24,826)	25,465

T. Rowe Price Mid-Cap Growth Portfolio – II (TRowMidCap2) 1,974 shares (cost $47,630)	48,880

T. Rowe Price New America Growth Portfolio (TRowNwAmGr) 417 shares (cost $8,786)	9,213

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE) 4,840 shares (cost $128,292)	106,715

Total investments	6,062,676
Accounts receivable	–

Total assets	6,062,676
Accounts payable	274

Contract owners’ equity (note 4)	$6,062,402

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMCapDev	AlVGrIncA	ACVPInt	ACVPInt3	ACVPUltra	ACVPVal	DryIPSmCap
Reinvested dividends	$133,675	–	3,415	269	73	–	144	290
Mortality and expense risk charges (note 2)	(57,056)	(51)	(2,279)	(390)	(105)	(2,252)	(83)	(728)

Net investment income (loss)	76,619	(51)	1,136	(121)	(32)	(2,252)	61	(438)

Proceeds from mutual fund shares sold	415,953	64	2,273	390	105	2,255	95	738
Cost of mutual fund shares sold	(405,344)	(57)	(1,678)	(209)	(62)	(1,825)	(98)	(494)

Realized gain (loss) on investments	10,609	7	595	181	43	430	(3)	244
Change in unrealized gain (loss) on investments	8,666	97	(4,024)	6,255	1,707	44,903	(1,433)	(4,421)

Net gain (loss) on investments	19,275	104	(3,429)	6,436	1,750	45,333	(1,436)	(4,177)

Reinvested capital gains	307,075	433	11,592	–	–	–	745	3,111

Net increase (decrease) in contract owners’equity resulting from operations	$402,969	486	9,299	6,315	1,718	43,081	(630)	(1,504)

Investment activity:	DryStkIx	DryVApp	DryVIntVal	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPOvSR	FidVIPConS
Reinvested dividends	$12,768	10,183	175	552	5,437	416	171	5,648
Mortality and expense risk charges (note 2)	(7,100)	(6,391)	(107)	(112)	(3,028)	(657)	(51)	(6,273)

Net investment income (loss)	5,668	3,792	68	440	2,409	(241)	120	(625)

Proceeds from mutual fund shares sold	7,126	11,654	382	127	3,040	689	68	6,316
Cost of mutual fund shares sold	(5,548)	(9,556)	(271)	(129)	(2,360)	(509)	(62)	(4,569)

Realized gain (loss) on investments	1,578	2,098	111	(2)	680	180	6	1,747
Change in unrealized gain (loss) on investments	22,747	33,232	(1,245)	72	(27,279)	15,625	325	(71,007)

Net gain (loss) on investments	24,325	35,330	(1,134)	70	(26,599)	15,805	331	(69,260)

Reinvested capital gains	–	–	1,402	–	25,552	63	345	168,673

Net increase (decrease) in contract owners’equity resulting from operations	$29,993	39,122	336	510	1,362	15,627	796	98,788

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPIGBdS	FidVIPMCapS	FrVIPForSec2	FrVIPForSec3	FrVIPSCapV2	GSVTMdCpV	JAspBal	JAspIntGroS2
Reinvested dividends	$133	233	540	1,041	38	1,261	1,631	72
Mortality and expense risk charges (note 2)	(30)	(297)	(263)	(478)	(56)	(1,544)	(694)	(153)

Net investment income (loss)	103	(64)	277	563	(18)	(283)	937	(81)

Proceeds from mutual fund shares sold	47	5,475	263	481	90	1,583	5,948	153
Cost of mutual fund shares sold	(45)	(5,518)	(154)	(308)	(88)	(1,502)	(5,386)	(100)

Realized gain (loss) on investments	2	(43)	109	173	2	81	562	53
Change in unrealized gain (loss) on investments	–	1,181	2,064	3,674	(565)	(19,938)	4,852	3,835

Net gain (loss) on investments	2	1,138	2,173	3,847	(563)	(19,857)	5,414	3,888

Reinvested capital gains	–	3,045	1,231	2,258	393	23,334	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$105	4,119	3,681	6,668	(188)	3,194	6,351	3,807

Investment activity:	LincGroOp	LrdMidCapV	NVITEmMrkts3	NVITGlUtl3	NVITGlFin3	NVITIntVal6	NVITIDAgg2	NVITIDMod2
Reinvested dividends	$–	4	204	1,046	745	657	16	8,141
Mortality and expense risk charges (note 2)	(921)	(7)	(273)	(396)	(213)	(320)	(7)	(2,937)

Net investment income (loss)	(921)	(3)	(69)	650	532	337	9	5,204

Proceeds from mutual fund shares sold	937	14	285	396	213	328	10	8,140
Cost of mutual fund shares sold	(666)	(14)	(217)	(316)	(224)	(317)	(8)	(7,153)

Realized gain (loss) on investments	271	–	68	80	(11)	11	2	987
Change in unrealized gain (loss)on investments	(7,614)	(104)	7,547	(1,859)	(4,061)	(2,140)	3	2,890

Net gain (loss) on investments	(7,343)	(104)	7,615	(1,779)	(4,072)	(2,129)	5	3,877

Reinvested capital gains	10,244	104	3,071	8,454	3,089	2,296	26	4,698

Net increase (decrease) in contract owners’equity resulting from operations	$1,980	(3)	10,617	7,325	(451)	504	40	13,779

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITMyMkt5	NVITSmCapGr	NVITSmCapVal	NVITSmComp	NBTAInt	OppGlSec3	PVITAllAst	PVITLowDur
Reinvested dividends	$2,901	–	692	1	571	62	706	19,419
Mortality and expense risk charges (note 2)	(578)	(482)	(567)	(7)	(338)	(44)	(88)	(3,932)

Net investment income (loss)	2,323	(482)	125	(6)	233	18	618	15,487

Proceeds from mutual fund shares sold	337,166	1,094	568	12	341	62	189	3,932
Cost of mutual fund shares sold	(337,166)	(823)	(491)	(11)	(301)	(59)	(188)	(4,035)

Realized gain (loss) on investments	–	271	77	1	40	3	1	(103)
Change in unrealized gain (loss) on investments	–	4,304	(12,700)	(89)	(1,552)	(4)	40	9,930

Net gain (loss) on investments	–	4,575	(12,623)	(88)	(1,512)	(1)	41	9,827

Reinvested capital gains	–	–	7,915	104	2,039	224	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,323	4,093	(4,583)	10	760	241	659	25,314

Investment activity:	PVITRealRet	PVITTotRet	PioVHiYield	RCFMicroCap	TRowEqInc2	TRowMidCap2	TRowNwAmGr	VKUUSRE
Reinvested dividends	$824	50,576	116	750	385	–	–	1,369
Mortality and expense risk charges (note 2)	(169)	(10,150)	(19)	(491)	(248)	(448)	(84)	(1,215)

Net investment income (loss)	655	40,426	97	259	137	(448)	(84)	154

Proceeds from mutual fund shares sold	169	10,150	52	499	266	448	108	1,212
Cost of mutual fund shares sold	(175)	(10,424)	(48)	(373)	(240)	(359)	(100)	(1,108)

Realized gain (loss) on investments	(6)	(274)	4	126	26	89	8	104
Change in unrealized gain (loss) on investments	952	39,271	3	(3,198)	(1,185)	1,953	210	(34,588)

Net gain (loss) on investments	946	38,997	7	(3,072)	(1,159)	2,042	218	(34,484)

Reinvested capital gains	43	–	2	4,276	1,534	5,187	903	10,689

Net increase (decrease) in contract owners’ equity resulting from operations	$1,644	79,423	106	1,463	512	6,781	1,037	(23,641)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMCapDev		AlVGrIncA		ACVPInt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$76,619	85,042	(51)	(34)	1,136	714	(121)	205
Realized gain (loss) on investments	10,609	172,851	7	–	595	329	181	108
Change in unrealized gain (loss) on investments	8,666	114,245	97	181	(4,024)	18,060	6,255	6,869
Reinvested capital gains	307,075	137,577	433	86	11,592	8,562	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	402,969	509,715	486	233	9,299	27,665	6,315	7,182

Equity transactions:
Purchase payments received from contract owners	64,255	878,297	–	4,740	7,125	29,700	–	–
Transfers between funds	–	–	–	–	–	34,384	–	–
Redemptions	(357,492)	(565,801)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(538)	–	(13)	–	–	–	–	–
Adjustments to maintain reserves	52	(46)	(4)	1	(1)	(4)	(1)	(2)

Net equity transactions	(293,723)	312,450	(17)	4,741	7,124	64,080	(1)	(2)

Net change in contract owners’ equity	109,246	822,165	469	4,974	16,423	91,745	6,314	7,180
Contract owners’ equity beginning of period	5,953,156	5,130,991	4,974	–	222,699	130,954	37,295	30,115

Contract owners’ equity end of period	$6,062,402	5,953,156	5,443	4,974	239,122	222,699	43,609	37,295

CHANGES IN UNITS:
Beginning units	442,228	431,864	296	–	14,723	10,058	1,990	1,990

Units purchased	4,100	128,694	–	296	461	4,665	–	–
Units redeemed	(33,466)	(118,330)	(1)	–	–	–	–	–

Ending units	412,862	442,228	295	296	15,184	14,723	1,990	1,990

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPInt3		ACVPUltra		ACVPVal		DryIPSmCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(32)	56	(2,252)	(2,054)	61	18	(438)	(318)
Realized gain (loss) on investments	43	24	430	229	(3)	(2)	244	147
Change in unrealized gain (loss) on investments	1,707	1,873	44,903	(7,664)	(1,433)	267	(4,421)	5,309
Reinvested capital gains	–	–	–	–	745	315	3,111	1,110

Net increase (decrease) in contract owners’ equity resulting from operations	1,718	1,953	43,081	(9,489)	(630)	598	(1,504)	6,248

Equity transactions:
Purchase payments received from contract owners	–	–	–	–	4,500	4,080	8,250	16,650
Transfers between funds	–	–	–	–	–	–	–	11,725
Redemptions	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(12)	–	(12)	–
Adjustments to maintain reserves	(3)	(3)	(3)	(2)	(6)	(3)	(15)	(4)

Net equity transactions	(3)	(3)	(3)	(2)	4,482	4,077	8,223	28,371

Net change in contract owners’ equity	1,715	1,950	43,078	(9,491)	3,852	4,675	6,719	34,619
Contract owners’ equity beginning of period	10,131	8,181	216,906	226,397	4,675	–	66,020	31,401

Contract owners’ equity end of period	$11,846	10,131	259,984	216,906	8,527	4,675	72,739	66,020

CHANGES IN UNITS:
Beginning units	646	646	18,428	18,428	290	–	3,742	2,017

Units purchased	–	–	–	–	274	290	449	1,725
Units redeemed	–	–	–	–	(1)	–	(1)	–

Ending units	646	646	18,428	18,428	563	290	4,190	3,742

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryStkIx		DryVApp		DryVIntVal		FedQualBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$5,668	4,482	3,792	3,541	68	40	440	372
Realized gain (loss) on investments	1,578	89,348	2,098	9,661	111	30	(2)	(3)
Change in unrealized gain (loss) on investments	22,747	4,144	33,232	71,336	(1,245)	1,108	72	(10)
Reinvested capital gains	–	–	–	–	1,402	749	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	29,993	97,974	39,122	84,538	336	1,927	510	359

Equity transactions:
Purchase payments received from contract owners	7,500	18,747	690	18,772	–	–	–	11,250
Transfers between funds	–	(541,571)	–	471,569	–	–	–	–
Redemptions	–	–	(5,296)	(86,945)	–	–	–	–
Annual contract maintenance charges (note 2)	(45)	–	–	–	–	–	(15)	–
Adjustments to maintain reserves	(18)	3	(28)	6	8	(2)	4	33

Net equity transactions	7,437	(522,821)	(4,634)	403,402	8	(2)	(11)	11,283

Net change in contract owners’ equity	37,430	(424,847)	34,488	487,940	344	1,925	499	11,642
Contract owners’ equity beginning of period	702,289	1,127,136	644,375	156,435	10,901	8,976	11,642	–

Contract owners’ equity end of period	$739,719	702,289	678,863	644,375	11,245	10,901	12,141	11,642

CHANGES IN UNITS:
Beginning units	47,602	87,403	47,088	13,189	537	537	1,102	–

Units purchased	497	3,634	50	41,226	–	–	–	1,102
Units redeemed	(4)	(43,435)	(386)	(7,327)	–	–	(1)	–

Ending units	48,095	47,602	46,752	47,088	537	537	1,101	1,102

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPEIS		FidVIPGrS		FidVIPOvSR		FidVIPConS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,409	5,984	(241)	(398)	120	(23)	(625)	1,081
Realized gain (loss) on investments	680	446	180	73	6	1	1,747	65,403
Change in unrealized gain (loss) on investments	(27,279)	8,326	15,625	3,465	325	428	(71,007)	(62,781)
Reinvested capital gains	25,552	33,261	63	–	345	–	168,673	47,477

Net increase (decrease) in contract owners’ equity resulting from operations	1,362	48,017	15,627	3,140	796	406	98,788	51,180

Equity transactions:
Purchase payments received from contract owners	143	3,931	143	5,430	250	4,064	–	387,444
Transfers between funds	–	–	–	–	–	237	–	34,383
Redemptions	–	–	–	–	–	–	–	(217,681)
Annual contract maintenance charges (note 2)	(20)	–	(33)	–	(17)	–	(39)	–
Adjustments to maintain reserves	(13)	8	(7)	(6)	(5)	6	4	3

Net equity transactions	110	3,939	103	5,424	228	4,307	(35)	204,149

Net change in contract owners’ equity	1,472	51,956	15,730	8,564	1,024	4,713	98,753	255,329
Contract owners’ equity beginning of period	302,829	250,873	60,793	52,229	4,713	–	602,916	347,587

Contract owners’ equity end of period	$304,301	302,829	76,523	60,793	5,737	4,713	701,669	602,916

CHANGES IN UNITS:
Beginning units	18,917	18,640	4,655	4,228	309	–	35,590	22,679

Units purchased	9	277	11	427	16	309	–	26,656
Units redeemed	(2)	–	(3)	–	(1)	–	(2)	(13,745)

Ending units	18,924	18,917	4,663	4,655	324	309	35,588	35,590

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPIGBdS		FidVIPMCapS		FrVIPForSec2		FrVIPForSec3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$103	(24)	(64)	(164)	277	68	563	177
Realized gain (loss) on investments	2	(1)	(43)	4	109	71	173	87
Change in unrealized gain (loss) on investments	–	133	1,181	2,607	2,064	4,188	3,674	6,424
Reinvested capital gains	–	–	3,045	–	1,231	–	2,258	–

Net increase (decrease) in contract owners’ equity resulting from operations	105	108	4,119	2,447	3,681	4,327	6,668	6,688

Equity transactions:
Purchase payments received from contract owners	–	3,346	690	9,606	–	–	3,060	16,862
Transfers between funds	–	(237)	–	19,299	–	–	–	–
Redemptions	–	–	(5,160)	–	–	–	–	–
Annual contract maintenance charges (note 2)	(17)	–	(20)	–	–	–	(5)	–
Adjustments to maintain reserves	(6)	1	6	(1)	(1)	(2)	27	(5)

Net equity transactions	(23)	3,110	(4,484)	28,904	(1)	(2)	3,082	16,857

Net change in contract owners’ equity	82	3,218	(365)	31,351	3,680	4,325	9,750	23,545
Contract owners’ equity beginning of period	3,218	–	31,351	–	25,637	21,312	43,922	20,377

Contract owners’ equity end of period	$3,300	3,218	30,986	31,351	29,317	25,637	53,672	43,922

CHANGES IN UNITS:
Beginning units	309	–	2,332	–	1,356	1,356	2,897	1,617

Units purchased	–	333	51	2,350	–	–	199	1,280
Units redeemed	(2)	(24)	(368)	(18)	–	–	–	–

Ending units	307	309	2,015	2,332	1,356	1,356	3,096	2,897

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPSCapV2		GSVTMdCpV		JAspBal		JAspIntGroS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(18)	(6)	(283)	154	937	652	(81)	196
Realized gain (loss) on investments	2	(1)	81	36	562	364	53	8
Change in unrealized gain (loss) on investments	(565)	114	(19,938)	(11)	4,852	5,285	3,835	3,539
Reinvested capital gains	393	179	23,334	14,852	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(188)	286	3,194	15,031	6,351	6,301	3,807	3,743

Equity transactions:
Purchase payments received from contract owners	60	5,164	4,563	134,065	858	7,370	–	–
Transfers between funds	–	243	–	–	–	(11,435)	–	10,422
Redemptions	–	–	–	–	(5,232)	–	–	–
Annual contract maintenance charges (note 2)	(34)	–	(52)	–	(27)	–	–	–
Adjustments to maintain reserves	(1)	2	–	6	7	(12)	(7)	(12)

Net equity transactions	25	5,409	4,511	134,071	(4,394)	(4,077)	(7)	10,410

Net change in contract owners’ equity	(163)	5,695	7,705	149,102	1,957	2,224	3,800	14,153
Contract owners’ equity beginning of period	5,695	–	149,102	–	71,611	69,387	14,153	–

Contract owners’ equity end of period	$5,532	5,695	156,807	149,102	73,568	71,611	17,953	14,153

CHANGES IN UNITS:
Beginning units	435	–	7,936	–	5,376	5,697	652	–

Units purchased	5	435	232	7,936	64	581	–	652
Units redeemed	(3)	–	(3)	–	(384)	(902)	–	–

Ending units	437	435	8,165	7,936	5,056	5,376	652	652

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	LincGroOp		LrdMidCapV		NVITEmMrkts3		NVITGlUtl3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(921)	(675)	(3)	1	(69)	(12)	650	514
Realized gain (loss) on investments	271	163	–	–	68	(2)	80	16
Change in unrealized gain (loss) on investments	(7,614)	10,381	(104)	(4)	7,547	2,916	(1,859)	5,001
Reinvested capital gains	10,244	–	104	54	3,071	190	8,454	2,119

Net increase (decrease) in contract owners’ equity resulting from operations	1,980	9,869	(3)	51	10,617	3,092	7,325	7,650

Equity transactions:
Purchase payments received from contract owners	4,500	8,280	63	671	4,500	16,650	–	–
Transfers between funds	–	19,541	–	–	–	–	–	30,408
Redemptions	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(18)	–	(5)	–	(12)	–	–	–
Adjustments to maintain reserves	4	17	5	1	(5)	1	(1)	5

Net equity transactions	4,486	27,838	63	672	4,483	16,651	(1)	30,413

Net change in contract owners’ equity	6,466	37,707	60	723	15,100	19,743	7,324	38,063
Contract owners’ equity beginning of period	87,738	50,031	723	–	19,743	–	38,063	–

Contract owners’ equity end of period	$94,204	87,738	783	723	34,843	19,743	45,387	38,063

CHANGES IN UNITS:
Beginning units	5,249	3,425	58	–	941	–	2,093	–

Units purchased	254	1,824	5	58	212	941	–	2,093
Units redeemed	(1)	–	–	–	(1)	–	–	–

Ending units	5,502	5,249	63	58	1,152	941	2,093	2,093

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlFin3		NVITIntVal6		NVITIDAgg2		NVITIDMod2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$532	90	337	244	9	8	5,204	4,089
Realized gain (loss) on investments	(11)	(1)	11	(1)	2	–	987	162
Change in unrealized gain (loss) on investments	(4,061)	(945)	(2,140)	2,033	3	38	2,890	20,840
Reinvested capital gains	3,089	2,484	2,296	1,723	26	4	4,698	2,508

Net increase (decrease) in contract owners’ equity resulting from operations	(451)	1,628	504	3,999	40	50	13,779	27,599

Equity transactions:
Purchase payments received from contract owners	–	–	3,060	6,061	60	662	690	4,211
Transfers between funds	–	20,272	–	19,541	–	–	–	–
Redemptions	–	–	–	–	–	–	(5,216)	–
Annual contract maintenance charges (note 2)	–	–	(9)	–	(3)	–	–	–
Adjustments to maintain reserves	(2)	5	(11)	6	7	(4)	15	(4)

Net equity transactions	(2)	20,277	3,040	25,608	64	658	(4,511)	4,207

Net change in contract owners’ equity	(453)	21,905	3,544	29,607	104	708	9,268	31,806
Contract owners’ equity beginning of period	21,905	–	29,607	–	708	–	297,956	266,150

Contract owners’ equity end of period	$21,452	21,905	33,151	29,607	812	708	307,224	297,956

CHANGES IN UNITS:
Beginning units	1,423	–	1,915	–	43	–	21,613	21,294

Units purchased	–	1,423	194	1,915	4	43	50	319
Units redeemed	–	–	(1)	–	–	–	(368)	–

Ending units	1,423	1,423	2,108	1,915	47	43	21,295	21,613

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMyMkt5		NVITSmCapGr		NVITSmCapVal		NVITSmComp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,323	13,998	(482)	(440)	125	(271)	(6)	(1)
Realized gain (loss) on investments	–	–	271	87	77	70	1	–
Change in unrealized gain (loss) on investments	–	–	4,304	1,388	(12,700)	3,916	(89)	25
Reinvested capital gains	–	–	–	–	7,915	4,420	104	6

Net increase (decrease) in contract owners’ equity resulting from operations	2,323	13,998	4,093	1,035	(4,583)	8,135	10	30

Equity transactions:
Purchase payments received from contract owners	–	90,000	60	664	60	663	60	663
Transfers between funds	–	(110,197)	(670)	–	–	–	–	–
Redemptions	(336,588)	(90,432)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(3)	–	(3)	–
Adjustments to maintain reserves	3	(13)	(12)	4	(3)	–	(6)	(4)

Net equity transactions	(336,585)	(110,642)	(622)	668	54	663	51	659

Net change in contract owners’ equity	(334,262)	(96,644)	3,471	1,703	(4,529)	8,798	61	689
Contract owners’ equity beginning of period	363,041	459,685	47,658	45,955	58,833	50,035	689	–

Contract owners’ equity end of period	$28,779	363,041	51,129	47,658	54,304	58,833	750	689

CHANGES IN UNITS:
Beginning units	34,511	45,281	3,372	3,324	3,269	3,230	39	–

Units purchased	–	8,822	4	48	3	39	3	39
Units redeemed	(31,877)	(19,592)	(48)	–	–	–	–	–

Ending units	2,634	34,511	3,328	3,372	3,272	3,269	42	39

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAInt		OppCapAp		OppGlSec3		PVITAllAst
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$233	(147)	–	(84)	18	(19)	618	417
Realized gain (loss) on investments	40	2	–	12,573	3	–	1	–
Change in unrealized gain (loss) on investments	(1,552)	2,523	–	(10,436)	(4)	321	40	(92)
Reinvested capital gains	2,039	236	–	–	224	12	–	23

Net increase (decrease) in contract owners’ equity resulting from operations	760	2,614	–	2,053	241	314	659	348

Equity transactions:
Purchase payments received from contract owners	59	662	–	–	126	3,439	–	8,730
Transfers between funds	–	30,408	–	–	670	–	–	–
Redemptions	–	–	–	(91,550)	–	–	–	–
Annual contract maintenance charges (note 2)	(3)	–	–	–	(17)	–	(16)	–
Adjustments to maintain reserves	(7)	(2)	–	(1)	1	(5)	–	(85)

Net equity transactions	49	31,068	–	(91,551)	780	3,434	(16)	8,645

Net change in contract owners’ equity	809	33,682	–	(89,498)	1,021	3,748	643	8,993
Contract owners’ equity beginning of period	33,682	–	–	89,498	3,748	–	8,993	–

Contract owners’ equity end of period	$34,491	33,682	–	–	4,769	3,748	9,636	8,993

CHANGES IN UNITS:
Beginning units	2,359	–	–	7,039	245	–	739	–

Units purchased	4	2,359	–	–	52	245	–	739
Units redeemed	–	–	–	(7,039)	(1)	–	(1)	–

Ending units	2,363	2,359	–	–	296	245	738	739

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVITLowDur		PVITRealRet		PVITTotRet		PioVHiYield
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$15,487	14,220	655	2,271	40,426	34,422	97	2,411
Realized gain (loss) on investments	(103)	(2,169)	(6)	(2,724)	(274)	(269)	4	(4,613)
Change in unrealized gain (loss) on investments	9,930	642	952	(2,106)	39,271	(11,148)	3	3,195
Reinvested capital gains	–	–	43	454	–	5,474	2	989

Net increase (decrease) in contract owners’ equity resulting from operations	25,314	12,693	1,644	(2,105)	79,423	28,479	106	1,982

Equity transactions:
Purchase payments received from contract owners	–	–	–	–	9,375	18,787	–	1,980
Transfers between funds	–	–	–	(130,274)	–	10,422	–	(68,767)
Redemptions	–	(79,193)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(26)	–	(10)	–
Adjustments to maintain reserves	56	(17)	12	27	71	53	(6)	(27)

Net equity transactions	56	(79,210)	12	(130,247)	9,420	29,262	(16)	(66,814)

Net change in contract owners’ equity	25,370	(66,517)	1,656	(132,352)	88,843	57,741	90	(64,832)
Contract owners’ equity beginning of period	399,595	466,112	17,140	149,492	1,022,614	964,873	2,089	66,921

Contract owners’ equity end of period	$424,965	399,595	18,796	17,140	1,111,457	1,022,614	2,179	2,089

CHANGES IN UNITS:
Beginning units	38,666	46,445	1,553	13,516	94,291	91,514	165	5,680

Units purchased	–	–	1	–	863	2,777	–	165
Units redeemed	–	(7,779)	–	(11,963)	(2)	–	(1)	(5,680)

Ending units	38,666	38,666	1,554	1,553	95,152	94,291	164	165

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RCFMicroCap		TRowEqInc2		TRowMidCap2		TRowNwAmGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$259	(337)	137	90	(448)	(337)	(84)	(56)
Realized gain (loss) on investments	126	3,075	26	4	89	85	8	(2)
Change in unrealized gain (loss) on investments	(3,198)	1,523	(1,185)	1,824	1,953	(4,008)	210	216
Reinvested capital gains	4,276	2,524	1,534	577	5,187	5,159	903	105

Net increase (decrease) in contract owners’ equity resulting from operations	1,463	6,785	512	2,495	6,781	899	1,037	263

Equity transactions:
Purchase payments received from contract owners	60	17,163	–	2,205	–	–	–	7,935
Transfers between funds	–	5,022	–	20,272	–	20,272	–	–
Redemptions	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(9)	–	(19)	–	–	–	(24)	–
Adjustments to maintain reserves	4	(14)	2	(2)	(2)	(6)	1	2

Net equity transactions	55	22,171	(17)	22,475	(2)	20,266	(23)	7,937

Net change in contract owners’ equity	1,518	28,956	495	24,970	6,779	21,165	1,014	8,200
Contract owners’ equity beginning of period	48,908	19,952	24,970	–	42,092	20,927	8,200	–

Contract owners’ equity end of period	$50,426	48,908	25,465	24,970	48,871	42,092	9,214	8,200

CHANGES IN UNITS:
Beginning units	2,598	1,271	1,610	–	2,596	1,360	693	–

Units purchased	3	2,153	–	1,610	–	1,236	–	693
Units redeemed	–	(826)	(1)	–	–	–	(2)	–

Ending units	2,601	2,598	1,609	1,610	2,596	2,596	691	693

(Continued)

NATIONWIDE VARIABLE ACCOUNT–14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKUUSRE
Investment activity:	2007	2006
Net investment income (loss)	$154	(73)
Realized gain (loss) on investments	104	33
Change in unrealized gain (loss) on investments	(34,588)	13,012
Reinvested capital gains	10,689	1,925

Net increase (decrease) in contract owners’ equity resulting from operations	(23,641)	14,897

Equity transactions:
Purchase payments received from contract owners	3,750	7,650
Transfers between funds	–	104,061
Redemptions	–	–
Annual contract maintenance charges (note 2)	–	–
Adjustments to maintain reserves	(11)	6

Net equity transactions	3,739	111,717

Net change in contract owners’ equity	(19,902)	126,614
Contract owners’ equity beginning of period	126,614	–

Contract owners’ equity end of period	$106,712	126,614

CHANGES IN UNITS:
Beginning units	4,979	–

Units purchased	130	4,979
Units redeemed	–	–

Ending units	5,109	4,979

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-14 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 2002 and commenced operations on November 17, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b)	The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Value Fund – Series I (AIMBValue)*

AIM VIF – Capital Development Fund – Series I (AIMCapDev)

Portfolio of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS – Growth and Income Portfolio – Class A (AlVGrIncA)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – International Fund – Class I (ACVPInt)

American Century VP – International Fund – Class III (ACVPInt3)

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Value Fund – Class I (ACVPVal)

American Century VP – VistaSM Fund – Class I (ACVPVista1)*

BlackRock Large Cap Core V.I. Fund – Class II (BRLrgCp)*

Calvert Variable Series Inc. – Social Equity Portfolio (CalVSSocEq)*

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares (DryIPMidCap)*

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)*

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal)

Portfolio of the Federated Insurance Series (Federated IS);

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)*

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolio of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2)

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2)

Portfolio of the Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT);

Goldman Sachs VIT Mid Cap Value Fund (GSVTMdCpV)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)*

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)*

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)*

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)*

Portfolio of the Lincoln Variable Insurance Products Trust (Lincoln VIP);

Lincoln VIP – Baron Growth Opportunities Funds – Service Class

(formerly Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares)

    (LincGroOp)

Lord Abbett Series Fund, Inc. – Mid Cap Value Portfolio – Class VC (LrdMidCapV)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)*

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)*

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)*

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl)*

Nationwide VIT – Gartmore Global Utilities Fund – Class III (NVITGlUtl3)

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin)*

Nationwide VIT – Global Financial Services Fund – Class III (NVITGlFin3)

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth)*

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)*

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)*

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)*

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)*

Nationwide VIT – International Value Fund – Class VI (NVITIntVal6)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)*

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)*

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)*

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)*

Nationwide VIT – Money Market Fund – Class V (NVITMyMkt5)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

(formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

(formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

(formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)*

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)*

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)*

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBTAMCGr)*

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)*

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)*

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)*

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAst)

PIMCO VIT – Low Duration Portfolio – Administrative Shares (PVITLowDur)

PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet)

PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet)

Portfolios of the Pioneer Variable Contracts Trust (Pioneer VCT);

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares (PioVHiYield)

Royce Capital Fund – Micro Cap Portfolio (RCFMicroCap)

Portfolios of T. Rowe Price;

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Mid Cap Growth Portfolio – II (TRowMidCap2)

T. Rowe Price New America Growth Portfolio (TRowNwAmGr)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)*

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Portfolios of the W&R Target Funds, Inc.;

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth)*

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)*

*At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company may deduct an annual contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annualized rate of 0.95%.

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for the four-year period ended December 31, 2007 and for the period November 17, 2003 (commencement of operations) through December 31, 2003.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AIM VIF – Capital Development Fund – Series I
2007	0.95%	295	$18.450008	$5,443	0.00%	9.79%
2006	0.95%	296	16.805451	4,974	0.00%	15.42%

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.95%	15,184	15.748305	239,122	1.48%	4.11%
2006	0.95%	14,723	15.125959	222,699	1.33%	16.18%
2005	0.95%	10,058	13.019908	130,954	1.44%	3.87%
2004	0.95%	10,058	12.534409	126,071	0.58%	10.40%
2003	0.95%	5,165	11.353280	58,640	0.00%	13.53%	07/01/03

American Century VP – International Fund – Class I
2007	0.95%	1,990	21.913826	43,609	0.66%	16.93%
2006	0.95%	1,990	18.741089	37,295	1.54%	23.84%
2005	0.95%	1,990	15.133145	30,115	1.10%	12.18%
2004	0.95%	1,990	13.489889	26,845	0.52%	13.83%
2003	0.95%	1,990	11.850660	23,583	0.00%	18.51%	07/01/03

American Century VP – International Fund – Class III
2007	0.95%	646	18.337988	11,846	0.66%	16.93%
2006	0.95%	646	15.682979	10,131	1.54%	23.84%
2005	0.95%	646	12.663770	8,181	1.10%	12.03%
2004	0.95%	646	11.304004	7,302	0.00%	13.04%	05/03/04

American Century VP – Ultra® Fund – Class I
2007	0.95%	18,428	14.108113	259,984	0.00%	19.86%
2006	0.95%	18,428	11.770437	216,906	0.00%	-4.19%
2005	0.95%	18,428	12.285484	226,397	0.00%	1.20%
2004	0.95%	18,428	12.140075	223,717	0.00%	9.62%
2003	0.95%	4,363	11.074252	48,317	0.00%	10.74%	07/01/03

American Century VP – Value Fund – Class I
2007	0.95%	563	15.145377	8,527	2.18%	-6.04%
2006	0.95%	290	16.119722	4,675	2.14%	17.53%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2004	0.95%	14,810	13.187285	195,304	0.50%	13.39%
2003	0.95%	7,418	11.630293	86,274	0.47%	16.30%	07/01/03

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.95%	4,190	17.360048	72,739	0.42%	-1.60%
2006	0.95%	3,742	17.642984	66,020	0.40%	13.33%
2005	0.95%	2,017	15.568198	31,401	0.00%	6.22%
2004	0.95%	2,017	14.656944	29,563	0.39%	20.73%
2003	0.95%	2,017	12.140548	24,487	0.32%	21.41%	07/01/03

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.95%	48,095	15.380362	739,719	1.77%	4.25%
2006	0.95%	47,602	14.753341	702,289	1.24%	14.40%
2005	0.95%	87,403	12.895853	1,127,136	1.23%	3.70%
2004	0.95%	141,053	12.435774	1,754,103	1.77%	9.59%
2003	0.95%	141,271	11.347588	1,603,085	0.75%	13.48%	07/01/03

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.95%	46,752	14.520506	678,863	1.54%	6.11%
2006	0.95%	47,088	13.684478	644,375	2.21%	15.37%
2005	0.95%	13,189	11.860999	156,435	0.02%	3.39%
2004	0.95%	13,189	11.472201	151,307	2.20%	4.05%
2003	0.95%	6,699	11.025857	73,862	2.51%	10.26%	07/01/03

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus VIF – International Value Portfolio – Initial Shares
2007	0.95%	537	$20.940324	$11,245	1.58%	3.16%
2006	0.95%	537	20.299101	10,901	1.34%	21.44%
2005	0.95%	537	16.715881	8,976	0.00%	10.83%
2004	0.95%	537	15.082465	8,099	1.06%	18.88%
2003	0.95%	537	12.686840	6,813	1.59%	26.87%	07/01/03

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.95%	1,101	11.027146	12,141	4.64%	4.38%
2006	0.95%	1,102	10.564731	11,642	7.85%	3.17%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.95%	18,924	16.080137	304,301	1.79%	0.45%
2006	0.95%	18,917	16.008276	302,829	3.10%	18.94%
2005	0.95%	18,640	13.458867	250,873	1.66%	4.76%
2004	0.95%	23,569	12.847842	302,811	0.74%	10.32%
2003	0.95%	7,289	11.645506	84,884	0.00%	16.46%	07/01/03

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.95%	4,663	16.410737	76,523	0.61%	25.66%
2006	0.95%	4,655	13.059759	60,793	0.26%	5.72%
2005	0.95%	4,228	12.353070	52,229	0.37%	4.67%
2004	0.95%	4,228	11.801694	49,898	0.16%	2.28%
2003	0.95%	2,113	11.538318	24,380	0.00%	15.38%	07/01/03

Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.95%	324	17.707294	5,737	3.27%	16.11%
2006	0.95%	309	15.251016	4,713	0.00%	16.83%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.95%	35,588	19.716460	701,669	0.87%	16.39%
2006	0.95%	35,590	16.940595	602,916	1.30%	10.53%
2005	0.95%	22,679	15.326374	347,587	0.21%	15.74%
2004	0.95%	26,115	13.241977	345,814	0.16%	14.24%
2003	0.95%	13,402	11.590970	155,342	0.00%	15.91%	07/01/03

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.95%	307	10.748753	3,300	4.08%	3.22%
2006	0.95%	309	10.413829	3,218	0.00%	3.31%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.95%	2,015	15.377686	30,986	0.75%	14.38%
2006	0.95%	2,332	13.443925	31,351	0.00%	11.52%

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.95%	1,356	21.620261	29,317	1.97%	14.35%
2006	0.95%	1,356	18.906338	25,637	1.22%	20.29%
2005	0.95%	1,356	15.716674	21,312	0.65%	9.13%
2004	0.95%	3,443	14.402435	49,588	1.02%	17.40%
2003	0.95%	3,443	12.267546	42,237	0.00%	22.68%	07/01/03

Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.95%	3,096	17.336028	53,672	2.13%	14.34%
2006	0.95%	2,897	15.161349	43,922	1.63%	20.31%
2005	0.95%	1,617	12.601840	20,377	0.70%	9.09%
2004	0.95%	4,106	11.551866	47,432	0.00%	15.52%	05/03/04

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2
2007	0.95%	437	12.658835	5,532	0.68%	-3.31%
2006	0.95%	435	13.092490	5,695	1.12%	15.87%

Goldman Sachs VIT Mid Cap Value Fund
2007	0.95%	8,165	19.204811	156,807	0.82%	2.22%
2006	0.95%	7,936	18.788110	149,102	1.81%	15.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.95%	5,056	$14.550581	$73,568	2.25%	9.23%
2006	0.95%	5,376	13.320560	71,611	1.83%	9.37%
2005	0.95%	5,697	12.179496	69,387	1.82%	6.64%

Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.95%	652	27.535901	17,953	0.45%	26.85%
2006	0.95%	652	21.707408	14,153	3.66%	45.31%

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2003	0.95%	1,830	11.331812	20,737	0.00%	13.32%	07/01/03

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1
2003	0.95%	1,735	12.040696	20,891	0.00%	20.41%	07/01/03

Lincoln VIP – Baron Growth Opportunities Funds – Service Class
2007	0.95%	5,502	17.121844	94,204	0.00%	2.43%
2006	0.95%	5,249	16.715191	87,738	0.00%	14.43%
2005	0.95%	3,425	14.607599	50,031	0.00%	2.39%
2004	0.95%	4,787	14.267256	68,297	0.00%	24.45%
2003	0.95%	1,411	11.464622	16,177	0.00%	14.65%	07/01/03

Lord Abbett Series Fund, Inc. – Mid-Cap Value Portfolio – Class VC
2007	0.95%	63	12.423321	783	0.53%	-0.38%
2006	0.95%	58	12.470722	723	0.83%	11.17%

Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.95%	1,152	30.245878	34,843	0.75%	44.16%
2006	0.95%	941	20.980892	19,743	1.19%	35.35%

Nationwide VIT – Gartmore Global Utilities Fund – Class III
2007	0.95%	2,093	21.685091	45,387	2.51%	19.24%
2006	0.95%	2,093	18.185742	38,063	3.91%	36.29%

Nationwide VIT – Global Financial Services Fund – Class III
2007	0.95%	1,423	15.075165	21,452	3.44%	-2.07%
2006	0.95%	1,423	15.393204	21,905	2.11%	19.20%

Nationwide VIT – International Value Fund – Class VI
2007	0.95%	2,108	15.726260	33,151	2.09%	1.72%
2006	0.95%	1,915	15.460731	29,607	2.70%	21.25%

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.95%	47	17.285822	812	2.11%	4.95%
2006	0.95%	43	16.471118	708	2.82%	15.76%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.95%	21,295	14.427043	307,224	2.69%	4.65%
2006	0.95%	21,613	13.785950	297,956	2.39%	10.30%
2005	0.95%	21,294	12.498817	266,150	4.41%	4.35%

Nationwide VIT – Money Market Fund – Class V
2007	0.95%	2,634	10.926084	28,779	1.48%	3.86%
2006	0.95%	34,511	10.519572	363,041	4.33%	3.62%
2005	0.95%	45,281	10.151834	459,685	2.88%	1.78%
2004	0.95%	52,145	9.974527	520,122	0.78%	-0.07%
2003	0.95%	64,589	9.981270	644,680	0.15%	-0.19%	06/30/03

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.95%	3,328	15.363178	51,129	0.00%	8.70%
2006	0.95%	3,372	14.133306	47,658	0.00%	2.23%
2005	0.95%	3,324	13.825112	45,955	0.00%	7.07%
2004	0.95%	3,324	12.912628	42,922	0.00%	12.34%
2003	0.95%	1,652	11.494399	18,989	0.00%	14.94%	07/01/03

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.95%	3,272	$16.596528	$54,304	1.22%	-7.78%
2006	0.95%	3,269	17.997357	58,833	0.46%	16.18%
2005	0.95%	3,230	15.490603	50,035	0.07%	2.10%
2004	0.95%	3,230	15.172526	49,007	0.00%	16.18%
2003	0.95%	1,668	13.059000	21,782	0.00%	30.59%	07/01/03

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.95%	42	17.859082	750	0.14%	1.16%
2006	0.95%	39	17.654869	689	0.29%	10.98%

Neuberger Berman AMT – International Portfolio – Class S
2007	0.95%	2,363	14.596206	34,491	1.68%	2.23%
2006	0.95%	2,359	14.278164	33,682	0.38%	22.28%

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2005	0.95%	7,039	12.714574	89,498	0.88%	4.10%
2004	0.95%	7,039	12.213456	85,971	0.20%	5.92%
2003	0.95%	3,581	11.530780	41,292	0.00%	15.31%	07/01/03

Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.95%	296	16.110628	4,769	1.46%	5.32%
2006	0.95%	245	15.296548	3,748	0.11%	16.57%

PIMCO VIT – All Asset Portfolio – Administrative Shares
2007	0.95%	738	13.057320	9,636	7.58%	7.29%
2006	0.95%	739	12.169765	8,993	10.76%	3.67%

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2007	0.95%	38,666	10.990673	424,965	4.71%	6.35%
2006	0.95%	38,666	10.334531	399,595	4.26%	2.98%
2005	0.95%	46,445	10.035783	466,112	2.79%	0.05%
2004	0.95%	46,445	10.031104	465,895	1.98%	0.87%
2003	0.95%	1,406	9.944386	13,982	0.26%	-0.56%	06/30/03

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.95%	1,554	12.095237	18,796	4.59%	9.59%
2006	0.95%	1,553	11.036906	17,140	3.59%	-0.21%
2005	0.95%	13,516	11.060398	149,492	2.69%	1.11%
2004	0.95%	15,060	10.939407	164,747	1.08%	7.86%
2003	0.95%	7,385	10.142635	74,903	0.17%	1.43%	06/30/03

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.95%	95,152	11.680853	1,111,457	4.74%	7.70%
2006	0.95%	94,291	10.845296	1,022,614	4.41%	2.86%
2005	0.95%	91,514	10.543451	964,873	3.42%	1.46%
2004	0.95%	91,514	10.392162	951,028	2.10%	3.89%
2003	0.95%	31,863	10.003498	318,741	0.54%	0.03%	06/30/03

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares
2007	0.95%	164	13.284091	2,179	5.44%	4.91%
2006	0.95%	165	12.662441	2,089	8.41%	7.47%
2005	0.95%	5,680	11.781866	66,921	5.43%	0.98%
2004	0.95%	5,680	11.667577	66,272	2.76%	7.04%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.95%	2,601	19.387108	50,426	1.51%	2.98%
2006	0.95%	2,598	18.825238	48,908	0.24%	19.92%
2005	0.95%	1,271	15.697700	19,952	0.08%	10.55%
2004	0.95%	16,220	14.199290	230,312	0.00%	12.76%
2003	0.95%	10,860	12.591999	136,749	0.00%	25.92%	07/01/03

T. Rowe Price Equity Income Portfolio – II
2007	0.95%	1,609	15.826462	25,465	1.53%	2.05%
2006	0.95%	1,610	15.509191	24,970	2.01%	17.52%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Mid-Cap Growth Portfolio – II
2007	0.95%	2,596	$18.825676	$48,871	0.00%	16.11%
2006	0.95%	2,596	16.214301	42,092	0.00%	5.37%
2005	0.95%	1,360	15.387465	20,927	0.00%	13.35%
2004	0.95%	2,720	13.574827	36,924	0.00%	16.93%
2003	0.95%	1,398	11.609127	16,230	0.00%	16.09%	07/01/03

T. Rowe Price New America Growth Portfolio
2007	0.95%	691	13.334499	9,214	0.00%	12.69%
2006	0.95%	693	11.832539	8,200	0.10%	6.31%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.95%	5,109	20.887057	106,712	1.17%	-17.86%
2006	0.95%	4,979	25.429614	126,614	0.51%	36.74%

2007 Contract owners’ equity				$6,062,402

2006 Contract owners’ equity				$5,953,156

2005 Contract owners’ equity				$5,130,991

2004 Contract owners’ equity				$5,999,351

2003 Contract owners’ equity				$3,577,057

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

      Contract Owners of Nationwide Variable Account-14:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-14 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company